Acquisition (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of net sales and earnings before income taxes
Net sales	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
Earnings before income taxes									26,942	26,337	28,026
Valpey-Fisher [Member]
Summary of net sales and earnings before income taxes
Net sales									15,191
Earnings before income taxes									1,123
D And R Technology [Member]
Summary of net sales and earnings before income taxes
Net sales									280
Earnings before income taxes									$ (1,168)